Other Assets and Prepaid Expenses - Summary of Other Assets, Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 4,658	$ 3,597
Other assets	$ 4,658	$ 3,597